Segment Reporting - Operating Profit (Details) - USD ($) $ in Thousands	12 Months Ended
	Oct. 29, 2017	Oct. 30, 2016		Oct. 25, 2015
Operating profit and other financial information
Segment Operating Profit	$ 1,280,469	$ 1,323,895	[1]	$ 1,067,320
Net interest and investment expense (income)	1,824	6,680		10,177
General corporate expense	28,091	49,436		35,199
Noncontrolling interest	368	465	[1]	1,176
EARNINGS BEFORE INCOME TAXES	1,278,645	1,317,215	[1]	1,057,143
Operating Segment
Operating profit and other financial information
Segment Operating Profit	1,308,192	1,372,866		1,101,343
Grocery Products | Operating Segment
Operating profit and other financial information
Segment Operating Profit	290,809	268,461		228,582
Refrigerated Foods | Operating Segment
Operating profit and other financial information
Segment Operating Profit	587,929	585,652		424,968
Jennie-O Turkey Store | Operating Segment
Operating profit and other financial information
Segment Operating Profit	247,322	329,427		276,217
Specialty Foods | Operating Segment
Operating profit and other financial information
Segment Operating Profit	96,828	110,917		93,258
International & Other | Operating Segment
Operating profit and other financial information
Segment Operating Profit	$ 85,304	$ 78,409		$ 78,318

[1]	Fiscal 2016 included 53 weeks